November 4, 2008

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
WRL ForLife (File No. 333-135005/811-4420)

Filer CIK No.: 0000778209

Dear Sir or Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information, each dated October 30, 2008, contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on October 20, 2008 via EDGAR.

Sincerely,

/s/ Gayle A. Morden
Gayle A. Morden Compliance Manager

cc:	Arthur D. Woods, Esq.
Mary Jane Wilson-Bilik, Esq.
Priscilla Hechler